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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________

 This Amendment (Check only one.):  [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: One Front Street, 36th Floor
         San Francisco, CA  94111

Form 13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Freund
Title: Chief Compliance Officer
Phone: (415) 445-5228

Signature, Place, and Date of Signing:

      /s/ Susan Freund             San Francisco, CA        November 12, 2008
---------------------------   ------------------------   ----------------------
        [Signature]                 [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $279,617
                                       ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------  -------------- --------- -------- ---------------- ---------- -------- --------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   --------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED  NONE
------------------------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ------
AGRIUM INC                            COM      008916108    283      5039  SH         Sole               5039
ALLEGHENY TECHNOLOGIES INC            COM      01741R102    231      7810  SH         Sole               7810
ARCELORMITTAL SA LUX NY REG     NY REGISTRY SH 03938L104   6743    136554  SH         Sole              76208         60346
ARCH COAL INC                         COM      039380100   5003    152102  SH         Sole              88709         63393
ATLAS AMERICA INC                     COM      049167109    761     22301  SH         Sole              22301
BANKAMERICA CORP                      COM      060505104   6342    181195  SH         Sole             101903         79292
BUCYRUS INTERNATIONAL INC             COM      118759109    368      8231  SH         Sole               6416          1815
BURLINGTON NORTHERN SANTA FE          COM      12189T104  11673    126286  SH         Sole              75695         50591
CALPINE CORP                        COM NEW    131347304    796     61205  SH         Sole              61205
CAMERON INTERNATIONAL CORP            COM      13342B105    571     14817  SH         Sole              13304          1513
CENTEX CORP.                          COM      152312104    541     33414  SH         Sole              33414
CENTRAL EUROPEAN MEDIA ENTERPR     CL A NEW    G20045202   6181     94507  SH         Sole              61239         33268
CHART INDUSTRIES INC             COM PAR $0.01 16115Q308    658     23047  SH         Sole              23047
CITY NATL CORP COM                    COM      178566105    733     13498  SH         Sole              13498
CLEAN ENERGY FUELS CORP               COM      184499101   1382     97654  SH         Sole              94344          3310
CNOOC LTD ADR                    SPONSORED ADR 126132109    445      3882  SH         Sole               3882
COLFAX CORP                           COM      194014106   1008     60347  SH         Sole              60347
COMMERCIAL METALS COMPANY             COM      201723103    695     41131  SH         Sole              41131

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------  -------------- --------- -------- ---------------- ---------- -------- --------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   --------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED  NONE
------------------------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ------
CONSOL ENERGY INC.                    COM      20854P109    478     10425  SH         Sole               9131          1294
CONTANGO OIL & GAS CO               COM NEW    21075N204  10623    196802  SH         Sole             133498         63304
CSX CORP                              COM      126408103  13269    243150  SH         Sole             146498         96652
DXP ENTERPRISES INC.                COM NEW    233377407    785     14731  SH         Sole              14731
FLUOR CORP COM                        COM      343412102    624     11210  SH         Sole               9834          1376
FORDING CANADIAN COAL TRUST         TR UNIT    345425102  15331    184712  SH         Sole             115418         69294
FOSTER WHEELER LTD                  SHS NEW    G36535139   2709     75013  SH         Sole              42648         32365
FREEPORT MCMORAN COPPER GOLD          COM      35671D857    245      4318  SH         Sole               4318
GENERAL MLS INC                       COM      370334104    342      4973  SH         Sole               4973
GERDAU AMERISTEEL CORP.               COM      37373P105   2509    254934  SH         Sole             131729        123205
GMX RESOURCES INC                     COM      38011M108    853     17851  SH         Sole              17851
GOLDMAN SACHS                         COM      38141G104   5089     39760  SH         Sole              23104         16656
HERCULES OFFSHORE INC.                COM      427093109    479     31586  SH         Sole              29808          1778
HESS CORP                             COM      42809H107    693      8437  SH         Sole               8437
INTL COAL GROUP INC                   COM      45928H106   7846   1257351  SH         Sole             840215        417136
INTREPID POTASH INC                   COM      46121Y102   4429    146939  SH         Sole              87202         59737
JAMES RIVER COAL CO.                COM NEW    470355207   1677     76256  SH         Sole              74794          1462
JP MORGAN CHASE & CO                  COM      46625H100   4922    105399  SH         Sole              60395         45004
KANSAS CITY SOUTHN INDS             COM NEW    485170302   1332     30025  SH         Sole              30025

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------  -------------- --------- -------- ---------------- ---------- -------- --------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   --------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION  MGRS     SOLE  SHARED  NONE
------------------------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ------
KB HOME                               COM      48666K109   1106     56206  SH         Sole              52165          4041
KOPPERS HOLDINGS INC.                 COM      50060P106   6892    184217  SH         Sole             120258         63959
LIVEPERSON INC                        COM      538146101     96     33012  SH         Sole              33012
MANNKIND CORP                         COM      56400P201   1553    402432  SH         Sole             388365         14067
MASSEY ENERGY CO                      COM      576206106   1640     45986  SH         Sole              45001           985
MCMORAN EXPLORATION CO                COM      582411104   7093    300057  SH         Sole             205773         94284
MDC HOLDINGS INC                      COM      552676108   1852     50610  SH         Sole              50610
MERITAGE HOMES CORP                   COM      59001A102  10819    438024  SH         Sole             277440        160584
MGM MIRAGE INC                        COM      552953101   5112    179373  SH         Sole              99436         79937
MONSANTO COMPANY                      COM      61166W101   9175     92692  SH         Sole              52973         39719
MOSAIC COMPANY (THE)                  COM      61945A107   3020     44403  SH         Sole              27282         17121
NABORS INDUSTRIES LTD                 SHS      G6359F103    388     15555  SH         Sole              15555
NATIONAL COAL CORP                  COM NEW    632381208   4253    813271  SH         Sole             621113        192158
NATIONAL OILWELL VARCO                COM      637071101    454      9035  SH         Sole               8466           569
OCCIDENTAL PETE CP DEL COM            COM      674599105    342      4853  SH         Sole               4853
OLYMPIC STEEL INC.                    COM      68162K106    700     23722  SH         Sole              23722
PATTERSON-UTI ENERGY INC.             COM      703481101   6468    323067  SH         Sole             188328        134739
PHOENIX TECHNOLOGY LTD                COM      719153108  11999   1501774  SH         Sole             900624        601150
PIONEER DRILLING CO.                  COM      723655106   5677    426862  SH         Sole             255813        171049

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------  -------------- --------- -------- ---------------- ---------- -------- --------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   --------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS    SOLE  SHARED  NONE
------------------------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ------
POSCO                            SPONSORED ADR 693483109   5167     55339  SH         Sole              32552         22787
POTASH CORP SASK INC COM              COM      73755L107   3273     24790  SH         Sole              14070         10720
PULTE HOMES, INC.                     COM      745867101    812     58158  SH         Sole              58158
SASOL LTD                        SPONSORED ADR 803866300    428     10078  SH         Sole               8206          1872
STANDARD PACIFIC CORP                 COM      85375C101   1278    260244  SH         Sole             260244
SUNCOR ENERGY INC.                    COM      867229106   5477    129982  SH         Sole              75350         54632
SUNOCO INC.                           COM      86764P109  13906    390841  SH         Sole             255433        135408
TELEDYNE TECHNOLOGIES INC             COM      879360105   2125     37184  SH         Sole              34774          2410
TERRA NITROGEN CO LP               COM UNIT    881005201    735      6690  SH         Sole               5929           761
TETRA TECHNOLOGIES INC.               COM      88162F105    470     33963  SH         Sole              33963
TOLL BROTHERS INC                     COM      889478103   5604    222109  SH         Sole             130625         91484
TRANSACT TECHNOLOGIES INC.            COM      892918103   1208    151721  SH         Sole             138279         13442
TRANSOCEAN INC (NEW)                  SHS      G90073100   5507     50139  SH         Sole              27798         22341
UNION PACIFIC CORP                    COM      907818108    546      7668  SH         Sole               7668
UNITED STATES STEEL CORP              COM      912909108   9859    127031  SH         Sole              76101         50930
VARIAN MEDICAL SYSTEMS, INC           COM      92220P105   1124     19683  SH         Sole              18501          1182
WABTEC                                COM      929740108   1092     21318  SH         Sole              21318
WACHOVIA CORP                         COM      929903102    902    257719  SH         Sole             143244        114475
WALTER INDUSTRIES INC.                COM      93317Q105   8216    173151  SH         Sole             109262         63889
WELLS FARGO & CO DEL COM              COM      949746101   4879    130002  SH         Sole              74558         55444
WYNN RESORTS LTD                      COM      983134107   9721    119076  SH         Sole              75454         43622